Performance B.7. Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	$ 1,316	$ 256	$ (86)
Net profit (loss) attributable to equity holders from discontinued operations	0	(3)	4
Net profit attributable to all equity holders to determine the profit per share	1,316	253	(82)
Net profit (loss) attributable to equity holders from continuing operations	1,316	256	(86)
Net profit (loss) attributable to equity holders from discontinued operations	0	(3)	4
Net profit attributable to all equity holders to determine the profit per share	$ 1,316	$ 253	$ (82)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic and diluted earnings per share (in shares)	167,563	171,313	171,397
Effect of dilutive share-based compensation plans (in shares)	437	1,247	0
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	168,000	172,560	171,397
Basic
Earnings per common share for profit from continuing operations attributable to owners of the Company (in dollars per share)	$ 7.86	$ 1.49	$ (0.50)
Earnings per common share for profit from discontinued operations attributable to owners of the Company (in dollars per share)	0	(0.02)	0.02
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	7.86	1.47	(0.48)
Diluted
Earnings per common share for profit from continuing operations attributable to owners of the Company (in dollars per share)	7.83	1.48	(0.50)
Earnings per common share for profit from discontinued operations attributable to owners of the Company (in dollars per share)	0	(0.02)	0.02
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	$ 7.83	$ 1.46	$ (0.48)
Number of instruments that are antidilutive in period presented (in shares)		1,433